RECENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2023
Recent Events [Abstract]
Schedule of Detailed Information About Asset Acquisition

Components of consideration paid:
Share consideration (i)	$66,037
Common shares issued in relation to contingent value rights (ii)	12,750
Replacement warrants (iii)	2,675
Replacement options (iii)	2,515
Previously held interest (iv)	4,116
Transaction costs	323
$88,416
(i)    The fair value of 25,488,584 common shares issued to Paycore shareholders was determined using the Company's share price of C$3.46 per share on the acquisition date.
(ii)    Following completion of the arrangement and in accordance with the Amendment to the Contingent Value Rights Agreement dated February 26, 2023 among the Company, Paycore, Golden Hill Mining LLC, and Waterton Nevada Splitter, LLC and Waterton Nevada Splitter II, LLC (collectively, "Waterton"), all of the obligations outstanding under the outstanding contingent value rights agreement between Paycore, Golden Hill Mining LLC and Waterton dated April 20, 2022, with an aggregate value of $12.75 million were satisfied through the issuance of 5,016,991 i-80 Gold common shares to Waterton on May 9, 2023. The fair value of 5,016,991 common shares issued to Waterton was determined using the Company's share price of C$3.46 per share on the acquisition date.

(iii)    The fair value of 1,727,200 replacement options and 3,755,257 replacement warrants was determined using the Black-Scholes pricing model with the following assumptions:

	Stock Options	Warrants
Risk free rate	3.55% to 3.91%	3.66% to 4.52%
Expected life	18 to 29 months	12 to 24 months
Expected volatility	52% to 56%	52% to 58%
Share price	C$3.46	C$3.46

(iv) On May 5, 2023 and immediately prior to the Paycore acquisition the Company owned 2,336,200 Paycore common shares. The Company's investment in Paycore was remeasured at fair value on the acquisition date using the Exchange Ratio and the Company's share price of C$3.46 per share on the acquisition date with the change in fair value recognized through the statement of loss as further described in Note 18 of these Financial Statements.

The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets (liabilities) acquired:
Cash	$10,027
Other assets	206
Mineral properties	78,218
Accounts payable	(35)
Fair value of net assets acquired	$88,416
The underlying assets purchased and liabilities assumed were recorded at cost allocated based upon their relative fair values at the date of purchase. The table below presents the values of the assets purchased and liabilities assumed on the date of acquisition:

Net assets (liabilities) acquired:
Property, plant and equipment	$3,122
Other assets	1,767
Provision for environmental rehabilitation	(1,169)
Fair value of net assets acquired	$3,720